Fair Value Measurements - Assets and liabilities measured and carried at fair value in the financial statements (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Assets:
Fixed maturities, Available for sale, Fair Value		$ 31,223	$ 28,020
Fixed maturities, Trading, Fair Value		116	117
Equity securities, Available for sale, Fair Value		593	495
Variable annuity assets (separate accounts)	[1]	644	600
Other assets — derivatives		701	492
Total assets accounted for at fair value		33,277	29,725
Liabilities:
Total liabilities accounted for at fair value		2,577	1,789
Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		2,542	1,759
Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		35	30
Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		31,223	28,020
Fixed maturities, Trading, Fair Value		116	117
U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		46	50
States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		4,325	4,176
Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		13	13
Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		2,297	2,597
Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		868	1,349
Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		6,237	4,519
Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		17,437	15,316
Equity securities
Assets:
Equity securities, Available for sale, Fair Value		593	495
Other assets — derivatives
Assets:
Other assets — derivatives		0	1
Level 1
Assets:
Variable annuity assets (separate accounts)	[1]	0	0
Total assets accounted for at fair value		474	385
Liabilities:
Total liabilities accounted for at fair value		0	0
Level 1 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 1 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 1 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		24	25
Fixed maturities, Trading, Fair Value		0	0
Level 1 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		8	10
Level 1 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		16	15
Level 1 | Equity securities
Assets:
Equity securities, Available for sale, Fair Value		450	360
Level 1 | Other assets — derivatives
Assets:
Other assets — derivatives		0	0
Level 2
Assets:
Variable annuity assets (separate accounts)	[1]	644	600
Total assets accounted for at fair value		31,004	27,963
Liabilities:
Total liabilities accounted for at fair value		35	30
Level 2 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 2 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		35	30
Level 2 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		29,505	26,728
Fixed maturities, Trading, Fair Value		116	117
Level 2 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		30	32
Level 2 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		4,253	4,101
Level 2 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		13	13
Level 2 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		2,198	2,449
Level 2 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		834	1,324
Level 2 | Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		5,697	4,160
Level 2 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		16,480	14,649
Level 2 | Equity securities
Assets:
Equity securities, Available for sale, Fair Value		38	25
Level 2 | Other assets — derivatives
Assets:
Other assets — derivatives		0	1
Level 3
Assets:
Variable annuity assets (separate accounts)	[1]	0	0
Total assets accounted for at fair value		1,799	1,377
Liabilities:
Total liabilities accounted for at fair value		2,542	1,759
Level 3 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		2,542	1,759
Level 3 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 3 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		1,694	1,267
Fixed maturities, Trading, Fair Value		0	0
Level 3 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		8	8
Level 3 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		72	75
Level 3 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 3 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		99	148
Level 3 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		34	25
Level 3 | Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		540	359
Level 3 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		941	652
Level 3 | Equity securities
Assets:
Equity securities, Available for sale, Fair Value		105	110
Level 3 | Other assets — derivatives
Assets:
Other assets — derivatives		0	0
Equity index call options | Other investments
Assets:
Other assets — derivatives		701	492
Equity index call options | Level 1 | Other investments
Assets:
Other assets — derivatives		0	0
Equity index call options | Level 2 | Other investments
Assets:
Other assets — derivatives		701	492
Equity index call options | Level 3 | Other investments
Assets:
Other assets — derivatives		$ 0	$ 0

[1]	Variable annuity liabilities equal the fair value of variable annuity assets.